Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	June 30,	December 31,
	2026	2025
	(Unaudited)
Interconexión Eléctrica S.A. E.S.P. (1)	3,059	3,220
Oleoducto Central S.A.	683	683
Hocol Petroleum Ltd	538	538
Invercolsa S.A.	434	434
Andean Chemical Limited	128	128
Esenttia S.A.	108	108
Parque Solar Portón del Sol S.A.S. y Energuana S.A.S.	18	18
	4,968	5,129
Less Impairment Hocol Petroleum Ltd	(297)	(297)
Total	4,671	4,832
(1)	The variance is attributable to the foreign currency translation effect arising from the conversion of the subsidiaries’ functional currencies into the Group’s presentation currency.